                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:          /  /     (a)
             or fiscal year ending:      12/31/03     (b)

Is this a transition report? (Y/N):                                     N
                                                                       ---
                                                                       Y/N

Is this an amendment to a previous filing? (Y/N):                       N
                                                                       ---
                                                                       Y/N

Those items or sub-items with a box "[X]Z[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: The Manufacturers Life Insurance Company (U.S.A.) Separate Account M (formerly, Separate Account Two of The Manufacturers Life Insurance Company of America)

   B. File Number:      811-5179

   C. Telephone Number: (617) 854-4300

2. A. Street:           73 Tremont Street

   B. City:  Boston  C. State: Massachusetts  D.  Zip Code: 02108 Zip Ext. 3915

   E. Foreign Country: Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N)-----------   N
                                                                           ---
                                                                           Y/N

4. Is this the last filing on this form by Registrant?  (Y/N)------------   N
                                                                           ---
                                                                           Y/N
5. Is Registrant a small business investment company (SBIC)? (Y/N)-------   N
                                                                           ---
   [If answer is "Y" (Yes), complete only items 89 through 110.]           Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N)--------------------   Y
                                                                           ---
   [If answer is "Y" (Yes), complete only items 111 through 132.]          Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N)--------
                                                                           ---
      [If answer is "N" (No), go to item 8.]                               Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period?-----------------------------------------  ---

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     For period ending 12/31/03
     File number 811-5179

111. A.  [X]Z[X] Depositor Name: --------------------------

     B.  [X]Z[X] File Number (if any):  --------------------------

     C.  [X]Z[X] City: ------- State: ------- Zip Code: ------- Zip Ext: -------

     D.  [X]Z[X] Foreign Country: ------------- Foreign Postal Code: -----------

112. A.  [X]Z[X] Sponsor Name:  --------------------------

     B.  [X]Z[X] File Number (if any):  --------------------------

     C.  [X]Z[X] City: ------- State: -------- Zip Code: ------- Zip Ext: ------

     D.  [X]Z[X] Foreign Country: ------------- Foreign Postal Code: -----------

116. Family of investment companies information:

     A.  [X]Z[X] Is Registrant part of a family of investment companies?
                                                (Y/N) ------------------     ---
                                                                             Y/N

     B.  [X]Z[X] Identify the family in 10 letters:                MANULIFEIS

            (NOTE:In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.  [X]Z[X] Is Registrant a separate account of an insurance company?
                                                         (Y/N) ----------    ---
                                                                             Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

     B.  [X]Z[X] Variable annuity contracts? (Y/N) -----------------         ---
                                                                             Y/N

     C.  [X]Z[X] Schedule premium variable life contracts? (Y/N) ---         ---
                                                                             Y/N

     D.  [X]Z[X] Flexible premium variable life contracts? (Y/N) ---         ---
                                                                             Y/N
     E.  [X]Z[X] Other types of insurance products registered under the
              Securities Act of 1933? (Y/N) ------------------------         ---
                                                                             Y/N

118.     [X]Z[X] State the number of series existing at the
                 end of the period that had securities
                 registered under the Securities Act of 1933 -----------   -----

119.     [X]Z[X] State the number of new series for which
                 registration statements under the
                 Securities Act of 1933 became effective
                 during the period ---------------                         -----

120.     [X]Z[X] State the total value of the portfolio
                 securities on the date of deposit for the
                 new series included in item 119 ($000's
                 omitted) --------------------------                       -----

121.     [X]Z[X] State the number of series for which a
                 current prospectus was in
                 existence at the end of the period --------------------     0
                                                                           -----

122.     [X]Z[X] State the number of existing series for
                 which additional units were registered under
                 the Securities Act of 1933 during the
                 current period -------------------                        -----

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         For period ending 12/31/03
         File number 811-5179

123.     [X]Z[X] State the total value of the additional units
                 considered in answering item 122 ($000's omitted)
                 -------------------------------------------------------   -----

124.     [X]Z[X] State the total value of units of prior series that were placed in the portfolios of subsequent series
                 during the current period (the value of these units is
                 to be measured on the date they were placed in the
                 subsequent series) ($000's omitted)
                 -------------------------------------------------------   -----

125.     [X]Z[X] State the total dollar amount of sales loads collected
                 (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal
                 underwriter during the current period solely from the
                 sale of units of all series of Registrant
                  ($000's omitted) -------------------------------------     0
                                                                           -----

126.     Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) ------------------------- -----

127.     List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                             Number of         Total Assets           Total Income
                                                                              Series              ($000's            Distributions
                                                                             Investing           omitted)           ($000's omitted)
                                                                           --------------     ----------------     -----------------
A       U.S. Treasury direct issue------------------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
B       U.S. Government agency----------------------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
C       State and municipal tax-free----------------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
D       Public utility debt-------------------------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
E       Broker or dealers debt or debt of brokers' or dealers'                                $                    $
        parent--------------------------------------------------------
                                                                           --------------     ----------------     -----------------
F       All other corporate intermed. & long-term debt----------------                        $                    $
                                                                           --------------     ----------------     -----------------
G       All other corporate short-term debt---------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
H       Equity securities or brokers or dealers or parents of brokers                         $                    $
        or dealers----------------------------------------------------
                                                                           --------------     ----------------     -----------------
I       Investment company equity securities--------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
J       All other equity securities-----------------------------------                  2     $         89,341     $           1,236
                                                                           --------------     ----------------     -----------------
K       Other securities----------------------------------------------                        $                    $
                                                                           --------------     ----------------     -----------------
L       Total assets of all series of Registrant                                              $         89,341
                                                                                              ----------------

         For period ending 12/31/03
         File number 811-5179

128.     [X]Z[X] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the insurer?
                 (Y/N) -------------------------------------------------  -----
                                                                           Y/N

                 [If answer is "N" (No), go to item 131.]

129.     [X]Z[X] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
                 interest at the end of the current period?
                 (Y/N)--------------------------------------------------   -----
                                                                            Y/N

                 [If answer is "N" (No), go to item 131.]

130.     [X]Z[X] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
                 identified in item 129 derived from insurance or
                 guarantees? (Y/N) -------------------------------------   -----
                                                                            Y/N

131. Total expenses incurred by all series of Registrants during the
     current reporting period ($000's omitted) -------------------------    $853
                                                                           -----

132.     [X]Z[X] List the "811" (Investment Company Act of 1940)
                 registration number for all Series of Registrant that are being included in this filing:

              811-   5179       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----
              811-   ----       811-  ----  811-   ----   811-  ----  811-  ----

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     For period ending 12/31/03
     File number 811-5179

This report is signed on behalf of the registrant in the City of Toronto, Canada on the 20th day of February, 2004.

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

         /s/ DENIS TURNER
         ---------------------
         By:
         Denis Turner
         Senior Vice President and Treasurer

         /s/ JAMES D. GALLAGHER
         ----------------------
         Witness:
         James D. Gallagher
         Executive Vice President, Secretary
         & General Counsel